Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 02, 2017	Feb. 25, 2017	Feb. 27, 2016
Current assets
Cash and cash equivalents	$ 473.3	$ 1,219.2	$ 579.7
Receivables, net	601.7	631.0	647.8
Inventories, net	4,724.6	4,464.0	4,421.8
Prepaid assets		345.3	362.4
Other current assets	664.5	479.0
Other current assets		133.7	101.6
Total current assets	6,464.1	6,793.2	6,113.3
Property and equipment, net	10,831.8	11,511.8	11,846.2
Intangible assets, net	3,212.7	3,497.8	3,882.5
Goodwill	1,183.3	1,167.8	1,131.1
Other assets	555.4	784.4	796.9
TOTAL ASSETS	22,247.3	23,755.0	23,770.0
Current liabilities
Accounts payable	3,149.3	3,034.7	2,779.9
Accrued salaries and wages	964.6	1,007.5	1,001.8
Current maturities of long-term debt and capitalized lease obligations	171.9	318.5	334.7
Current portion of self-insurance liability		293.3	308.7
Other current liabilities	1,356.1	1,380.1
Taxes other than income taxes		348.8	304.1
Other current liabilities		738.0	453.3
Total current liabilities	5,641.9	5,740.8	5,182.5
Long-term debt and capitalized lease obligations	11,702.4	12,019.4	11,891.6
Deferred income taxes	846.6	1,479.8	1,512.9
Long-term self-insurance liability		971.6	1,012.1
Other long-term liabilities	3,232.3	3,143.8
Other long-term liabilities		2,172.2	2,557.7
Commitments and contingencies
MEMBER EQUITY
Member investment	1,754.9	1,999.3	1,967.9
Accumulated other comprehensive income (loss)	26.5	(12.8)	(112.7)
Accumulated deficit	(957.3)	(615.3)	(242.0)
Total member equity	824.1	1,371.2	1,613.2
TOTAL LIABILITIES AND MEMBER EQUITY	$ 22,247.3	$ 23,755.0	$ 23,770.0